Parent And Guarantor Consolidating Financial Statements (Schedule Of Condensed Consolidating Statement of Cash Flow) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 5,095	$ 3,403	$ 2,501
Purchases of available-for-sale securities	(12,250)	(5,417)	(12,304)
Proceeds from sales of available-for-sale securities	6,874	4,260	3,627
Proceeds from maturities of available-for-sale securities	4,255	2,657	5,509
Net (increase) decrease in finance receivables and loans	(13,845)	(5,024)	(2,479)
Proceeds from Sale of Loans and Leases Held-for-investment	3,197	2,592
Purchases of operating lease assets	(4,685)	(9,884)	(9,196)
Disposals Of Operating Lease Assets	5,546	5,860	2,964
Capital contributions to subsidiaries	0	0	0
Returns of contributed capital	0	0	0
Payments for (Proceeds from) Mortgage Servicing Rights			911
Proceeds from sale of business units, net	1,049	47	7,444
Increase (Decrease) in Restricted Cash	264	1,625	(70)
Other, net	(152)	72	51
Net cash (used in) provided by investing activities	(9,747)	(3,212)	(3,543)
Net change in short-term borrowings	1,028	(1,494)	1,591
Net increase in bank deposits	8,247	4,851	5,357
Proceeds from issuance of long-term debt	30,665	27,192	27,330
Repayments of long-term debt	(31,350)	(30,426)	(31,892)
Net Change in Debt, Intercompany	0	0	0
Payments for Repurchase of Redeemable Preferred Stock	(559)	0	0
Proceeds from Issuance of Common Stock	0	0	1,270
Payments for Repurchase of Convertible Preferred Stock			(5,925)
Payments for Repurchase of Convertible Preferred Stock	0	0	(5,925)
Dividends paid	(2,571)	(268)	(810)
Dividends paid and returns of contributed capital	0	0	0
Capital contributions from parent	0	0	0
Net cash provided by (used in) financing activities	5,460	(145)	(3,079)
Effect of exchange-rate changes on cash and cash equivalents	(4)	(1)	45
Cash and Cash Equivalents, Period Increase (Decrease)	804	45	(4,076)
Net Cash Provided by (Used in) Discontinued Operations	0	0	2,094
Cash and cash equivalents at beginning of period	5,576	5,531	7,513
Cash and cash equivalents at end of period	6,380	5,576	5,531
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	354	330	3,015
Purchases of available-for-sale securities	0	0	0
Proceeds from sales of available-for-sale securities	0	0	0
Proceeds from maturities of available-for-sale securities	0	0	0
Net (increase) decrease in finance receivables and loans	1,785	1,900	4,898
Proceeds from Sale of Loans and Leases Held-for-investment	0	0
Purchases of operating lease assets	(94)	(2,337)	(1,450)
Disposals Of Operating Lease Assets	7	3,053	130
Capital contributions to subsidiaries	(796)	(1,179)	(477)
Returns of contributed capital	1,444	1,422	1,002
Payments for (Proceeds from) Mortgage Servicing Rights			0
Proceeds from sale of business units, net	1,049	46	1,799
Increase (Decrease) in Restricted Cash	(7)	0	0
Other, net	(47)	(29)	41
Net cash (used in) provided by investing activities	3,581	4,304	6,244
Net change in short-term borrowings	115	113	131
Net increase in bank deposits	(91)	(121)	(543)
Proceeds from issuance of long-term debt	5,428	3,132	3,236
Repayments of long-term debt	(5,931)	(8,186)	(9,468)
Net Change in Debt, Intercompany	(977)	52	1,803
Payments for Repurchase of Redeemable Preferred Stock	(559)
Proceeds from Issuance of Common Stock			1,270
Payments for Repurchase of Convertible Preferred Stock			(5,925)
Dividends paid	(2,571)	(268)	(810)
Dividends paid and returns of contributed capital	0	0	0
Capital contributions from parent	0	0	0
Net cash provided by (used in) financing activities	(4,586)	(5,278)	(10,306)
Effect of exchange-rate changes on cash and cash equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	(651)	(644)	(1,047)
Net Cash Provided by (Used in) Discontinued Operations			0
Cash and cash equivalents at beginning of period	2,286	2,930	3,977
Cash and cash equivalents at end of period	1,635	2,286	2,930
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	525	1,789	3,572
Purchases of available-for-sale securities	0	0	0
Proceeds from sales of available-for-sale securities	0	0	0
Proceeds from maturities of available-for-sale securities	0	0	0
Net (increase) decrease in finance receivables and loans	0	0	79
Proceeds from Sale of Loans and Leases Held-for-investment	0	0
Purchases of operating lease assets	0	0	0
Disposals Of Operating Lease Assets	0	0	0
Capital contributions to subsidiaries	(1)	0	0
Returns of contributed capital	0	0	150
Payments for (Proceeds from) Mortgage Servicing Rights			0
Proceeds from sale of business units, net	0	0	554
Increase (Decrease) in Restricted Cash	0	0	(26)
Other, net	0	0	0
Net cash (used in) provided by investing activities	(1)	0	1,008
Net change in short-term borrowings	0	0	36
Net increase in bank deposits	0	0	0
Proceeds from issuance of long-term debt	0	0	0
Repayments of long-term debt	0	0	(70)
Net Change in Debt, Intercompany	0	0	(271)
Payments for Repurchase of Redeemable Preferred Stock	0
Proceeds from Issuance of Common Stock			0
Payments for Repurchase of Convertible Preferred Stock			0
Dividends paid	0	0	0
Dividends paid and returns of contributed capital	(525)	(1,826)	(4,267)
Capital contributions from parent	1	0	29
Net cash provided by (used in) financing activities	(524)	(1,826)	(4,543)
Effect of exchange-rate changes on cash and cash equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	0	(37)	37
Net Cash Provided by (Used in) Discontinued Operations			0
Cash and cash equivalents at beginning of period	0	37	0
Cash and cash equivalents at end of period	0	0	37
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	6,390	5,533	5,305
Purchases of available-for-sale securities	(12,250)	(5,417)	(12,304)
Proceeds from sales of available-for-sale securities	6,874	4,277	3,627
Proceeds from maturities of available-for-sale securities	4,255	2,657	5,509
Net (increase) decrease in finance receivables and loans	(15,630)	(6,941)	(7,456)
Proceeds from Sale of Loans and Leases Held-for-investment	3,197	2,592
Purchases of operating lease assets	(4,591)	(7,547)	(7,746)
Disposals Of Operating Lease Assets	5,539	2,807	2,834
Capital contributions to subsidiaries	0	0	0
Returns of contributed capital	0	0	0
Payments for (Proceeds from) Mortgage Servicing Rights			911
Proceeds from sale of business units, net	0	1	5,091
Increase (Decrease) in Restricted Cash	271	1,625	(44)
Other, net	(105)	101	10
Net cash (used in) provided by investing activities	(11,229)	(5,691)	(11,071)
Net change in short-term borrowings	913	(1,607)	1,424
Net increase in bank deposits	8,338	4,972	5,861
Proceeds from issuance of long-term debt	25,237	24,060	24,094
Repayments of long-term debt	(25,419)	(22,240)	(22,354)
Net Change in Debt, Intercompany	(240)	(1,428)	(624)
Payments for Repurchase of Redeemable Preferred Stock	0
Proceeds from Issuance of Common Stock			0
Payments for Repurchase of Convertible Preferred Stock			0
Dividends paid	0	0	0
Dividends paid and returns of contributed capital	(3,092)	(3,846)	(6,275)
Capital contributions from parent	796	1,179	448
Net cash provided by (used in) financing activities	6,533	1,090	2,574
Effect of exchange-rate changes on cash and cash equivalents	(4)	(1)	45
Cash and Cash Equivalents, Period Increase (Decrease)	1,690	931	(3,147)
Net Cash Provided by (Used in) Discontinued Operations			2,094
Cash and cash equivalents at beginning of period	3,905	2,974	4,027
Cash and cash equivalents at end of period	5,595	3,905	2,974
Consolidation, Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(2,174)	(4,249)	(9,391)
Purchases of available-for-sale securities	0	0	0
Proceeds from sales of available-for-sale securities	0	(17)	0
Proceeds from maturities of available-for-sale securities	0	0	0
Net (increase) decrease in finance receivables and loans	0	17	0
Proceeds from Sale of Loans and Leases Held-for-investment	0	0
Purchases of operating lease assets	0	0	0
Disposals Of Operating Lease Assets	0	0	0
Capital contributions to subsidiaries	797	1,179	477
Returns of contributed capital	(1,444)	(1,422)	(1,152)
Payments for (Proceeds from) Mortgage Servicing Rights			0
Proceeds from sale of business units, net	0	0	0
Increase (Decrease) in Restricted Cash	0	0	0
Other, net	0	0	0
Net cash (used in) provided by investing activities	(2,098)	(1,825)	276
Net change in short-term borrowings	0	0	0
Net increase in bank deposits	0	0	39
Proceeds from issuance of long-term debt	0	0	0
Repayments of long-term debt	0	0	0
Net Change in Debt, Intercompany	1,217	1,376	(908)
Payments for Repurchase of Redeemable Preferred Stock	0
Proceeds from Issuance of Common Stock			0
Payments for Repurchase of Convertible Preferred Stock			0
Dividends paid	0	0	0
Dividends paid and returns of contributed capital	3,617	5,672	10,542
Capital contributions from parent	(797)	(1,179)	(477)
Net cash provided by (used in) financing activities	4,037	5,869	9,196
Effect of exchange-rate changes on cash and cash equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	(235)	(205)	81
Net Cash Provided by (Used in) Discontinued Operations			0
Cash and cash equivalents at beginning of period	(615)	(410)	(491)
Cash and cash equivalents at end of period	(850)	(615)	(410)
Affiliated Entity [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net (increase) decrease in finance receivables and loans	0	0	0
Affiliated Entity [Member] | Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net (increase) decrease in finance receivables and loans	240	1,428	301
Affiliated Entity [Member] | Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net (increase) decrease in finance receivables and loans	0	0	251
Affiliated Entity [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net (increase) decrease in finance receivables and loans	1,211	154	(1,503)
Affiliated Entity [Member] | Consolidation, Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net (increase) decrease in finance receivables and loans	$ (1,451)	$ (1,582)	$ 951